Debt - Finance lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Finance lease liabilities [Line items]
Future minimum lease payments	€ 306	€ 307
Interest on lease	24	28
Present value of minimum lease	281	279
Less than one year [Member]
Finance lease liabilities [Line items]
Future minimum lease payments	93	93
Interest on lease	6	8
Present value of minimum lease	87	85
Between one and five years [Member]
Finance lease liabilities [Line items]
Future minimum lease payments	184	181
Interest on lease	14	15
Present value of minimum lease	170	166
Later than five years [Member]
Finance lease liabilities [Line items]
Future minimum lease payments	29	33
Interest on lease	4	5
Present value of minimum lease	€ 24	€ 28